Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Gross deferred income tax assets
Regulatory liabilities	$ 527	$ 588
Tax loss and credit carryforwards	494	532
Employee future benefits	175	165
Unrealized foreign exchange losses on long-term debt	33	40
Other	83	88
Deferred tax assets, gross	1,312	1,413
Valuation allowance	(22)	(22)
Net deferred income tax asset	1,290	1,391
Gross deferred income tax liabilities
PPE	(4,253)	(3,986)
Regulatory assets	(263)	(269)
Intangible assets	(118)	(105)
Deferred tax liabilities, gross	(4,634)	(4,360)
Net deferred income tax liability	$ (3,344)	$ (2,969)